Consolidated Variable Interest Entity	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITY
20.	CONSOLIDATED VARIABLE INTEREST ENTITY

Ittella Properties LLC (“Properties”), the Company’s consolidated VIE, owns the Alondra Building, which is leased by Ittella International for 10 years from August 1, 2015 through August 1, 2025. Properties is wholly owned by Salvatore Galletti. The construction and acquisition of the Alondra building by Properties were funded by a loan agreement with unconditional guarantees by Ittella International and terms providing that 100% of the Alondra building must be leased to Ittella International throughout the term of the loan agreement.

The Company concluded that it has a variable interest in Properties on the basis that Ittella International guarantees the loan for Properties and substantially all of Properties’ transactions occur with the Ittella International. Thus, Properties’ equity at risk is considered to be insufficient to finance its activities without additional support from Ittella International, and, therefore, Properties is considered a VIE.

The results of operations and cash flows of Properties are included in the Company’s consolidated financial statements. For the twelve-month periods ended December 31, 2020 and 2019, 100% of the revenue of Properties is intercompany and thus was eliminated in consolidation. Properties contributed expenses of $0.26 million and $0.20 million for the years ended December 31, 2020 and 2019, respectively.